As filed with the Securities and Exchange Commission on June 1, 2009

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2009 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 80.30%                       $  6,570,967
            =========================================================
            (Cost $8,821,341)

            ALTERNATIVE ENERGY - 0.01%                            782
            ---------------------------------------------------------
      5     First Solar, Inc.*                                    663
      5     SunPower Corp.*                                       119

            COMMUNICATIONS EQUIPMENT - 18.95%               1,550,448
            ---------------------------------------------------------
 46,980     Palm, Inc.*                                       403,558
  9,250     QUALCOMM Inc.                                     359,917
 18,255     Research In Motion Ltd.*                          786,973

            COMPUTER HARDWARE - 10.87%                        889,266
            ---------------------------------------------------------
  8,340     Apple, Inc.*                                      876,701
    835     EMC Corp.*                                          9,519
     95     Hewlett-Packard Co.                                 3,046

            FINANCIAL SERVICES - 4.91%                        401,671
            ---------------------------------------------------------
  2,395     MasterCard, Inc.                                  401,115
     10     Visa, Inc.                                            556

            INTERNET SOFTWARE & SERVICES - 16.94%           1,385,945
            ---------------------------------------------------------
  5,525     Amazon.com, Inc.*                                 405,756
  1,735     Baidu.com, Inc. ADR*                              306,401
  1,935     Google, Inc. (Class A)*                           673,496
      5     Salesforce.com, Inc.*                                 164
     10     Yahoo! Inc.*                                          128

            MEDICAL APPLIANCES & EQUIPMENT - 0.01%                477
            ---------------------------------------------------------
      5     Intuitive Surgical, Inc.*                             477

            NETWORKING & TELECOM EQUIPMENT - 0.11%              9,206
            ---------------------------------------------------------
    540     Cisco Systems, Inc.*                                9,056
     10     Juniper Networks, Inc.*                               150

            SEMICONDUCTORS - 28.39%                         2,323,685
            ---------------------------------------------------------
 28,010     Broadcom Corp. (Class A)*                         559,640
 55,090     Cypress Semiconductor Corp.*                      372,959
 26,130     Intel Corp.                                       392,734
 41,775     Marvell Technology Group Ltd.*                    382,659
 31,270     Skyworks Solutions, Inc*                          252,036
 18,980     Xilinx, Inc.                                      363,657

            SOFTWARE - 0.11%                                    9,487
            ---------------------------------------------------------
    525     Oracle Corp.*                                       9,487

            EXCHANGE TRADED FUNDS - 19.26%                  1,575,962
            =========================================================
            (Cost $1,854,099)
     40     Internet HOLDRs Trust                               1,388
 10,765     PowerShares QQQ                                   326,395
 13,395     ProShares Ultra QQQ                               361,799
 47,400     Semiconductor HOLDRs Trust                        886,380

            CASH EQUIVALENT - 0.35%                            28,863
            =========================================================
            (Cost $28,863)
 28,863     Fidelity Money Market Portfolio
            Select CLass (0.93%)**                             28,863


            TOTAL INVESTMENT SECURITIES - 99.91%            8,175,792
            =========================================================
            (Cost $10,704,303)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.09%       7,552
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $  8,183,344
            =========================================================
            Equivalent to $5.32 per share


    *Non-income producing
    **Variable Rate Security: The rate shown represents the rate at 3/31/2009 ADR American Depositary Receipt


The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments                  $ 10,704,303
                                       ==========
Gross unrealized appreciation             270,337
Gross unrealized depreciation          (2,798,848)
                                       ----------
Net unrealized depreciation          $ (2,528,511)


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a lia-bility in an orderly transaction between market participants at the measure-ment date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the trans-parency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

                                                                    OTHER
                                                INVESTMENT IN      FINANCIAL
DESCRIPTION                                       SECURITIES      INSTRUMENTS*
==============================================================================
Level 1 - Quoted prices                          $  8,175,792      $         0
Level 2 - Other significant observable inputs               0                0
Level 3 - Significant unobservable inputs                   0                0
                                                  -----------      -----------
Total                                            $  8,175,792      $         0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: June 1, 2009


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: June 1, 2009